Stock-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Options Outstanding	The following table sets forth the summary of options activity under the Plans (dollars in thousands except per share data):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value(1)
Options outstanding as of December 31, 2018	—	$—	0.00	—
Granted	6,212,609	11.58
Exercised	—	—
Forfeited options	(90,565)	11.79
Options outstanding as of December 31, 2019	6,122,044	11.58	9.83	—
Granted	334,894	13.87
Exercised	—
Forfeited options	(114,516)	11.79
Options outstanding at March 31, 2020 (Unaudited)	6,342,422	11.69	9.56	—

Options exercisable at March 31, 2020 (Unaudited)	—	$—	9.56	—
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(1) Aggregate intrinsic value is calculated based on the difference between our closing stock price at year end and the exercise price, multiplied by the number of in-the-money options and represents the pre-tax amount that would have been received by the option holders, had they all exercised all their options on the fiscal year end date.

Schedule of Restricted Stock Units Activity
RSU activity during the three months ended March 31, 2020 and year ended December 31, 2019 was as follows:

	Shares	Weighted Average Fair Value

Outstanding at December 31, 2018	—	$—
Granted	1,795,209	7.11
Vested	—	—
Forfeited	(27,495)	7.11
Outstanding at December 31, 2019	1,767,714	7.11
Granted	283,801	14.69
Vested	—
Forfeited	(35,497)	7.11
Outstanding at March 31, 2020 (Unaudited)	2,016,018	$8.18

Schedule of Weighted Average Assumptions
The weighted average assumptions used to value the option grants are as follows:

	As of
	March 31, 2020	December 31, 2019
	(Unaudited)
Expected life (in years)	6.0	6.0
Volatility	75.3%	75.0%
Risk free interest rate	1.6%	1.7%
Dividend yield	—%	—%

2014 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Options Outstanding

		Options outstanding
	Shares available for grant	Number of shares granted	Weighted- average exercise price	Weighted- average contractual term (in years)
Balances as of December 31, 2016	1,775,660	840,525	$7.50	5.14
Authorized	—	—
Granted	(167,750)	167,750	8.66
Forfeited	750	(750)	9.66
Balances as of December 31, 2017	1,608,660	1,007,525	7.69	4.50
Authorized	—	—
Granted	(1,000)	1,000	9.44
Forfeited	134,125	(134,125)	7.72
Balances as of December 31, 2018	1,741,785	874,400	7.70	3.53
Authorized	—	—
Granted	—	—	—
Forfeited	154,775	(154,775)	7.68
Cancelled	(1,896,560)	(719,625)	7.70
Balances as of October 25, 2019	—	—	$—	0.00